Loans and Debentures - Schedule of Financial Settlement and Cancellation (Parenthetical) (Details) - BRL (R$)	1 Months Ended
	Dec. 30, 2023	Apr. 30, 2023
Loans And Debentures
Purchase rate of financial instrument exchange protection NDF	R$ 4.8663	R$ 4.9091
Purchase rate of financial instrument Purchase Lock	R$ 4.9675	R$ 5.111